LOSS PER SHARE (Schedule of Shares Used in Basic and Diluted Loss Per Common Share Computations) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss available in basic and diluted calculation	$ (1,185,327)	$ (1,735,954)	$ (1,411,122)	$ (3,352,949)	$ (6,833,568)	$ (9,406,304)
Denominator:
Weighted average common shares outstanding-basic	3,263,356	2,968,279	3,182,706	2,958,965	2,990,471	2,026,115
Effect of diluted stock options and warrants
Weighted average common shares outstanding-basic	3,263,356	2,968,279	3,182,706	2,958,965	2,990,471	2,026,115
Weighted average common shares outstanding-diluted					2,990,471	2,026,115
Loss per common share-basic and diluted	$ (0.36)	$ (0.58)	$ (0.44)	$ (1.13)	$ (2.29)	$ (4.64)

[1]	The number of shares underlying options and warrants outstanding as of June 30, 2015 and June 30, 2014 are 1,133,856 and 847,848 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.
[2]	The number of shares underlying options and warrants outstanding as of December 31, 2014 and December 31, 2013 are 949,323 and 847,777, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive